Distribution Date:	11/15/21	GS Mortgage Securities Trust 2019-GC39
Determination Date:	11/08/21
Next Distribution Date:	12/10/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2019-GC39

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Leah Nivison	(212) 902-1000
Certificate Interest Reconciliation Detail	4		200 West Street, | New York, NY 10282
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	KeyBank National Association
Mortgage Loan Detail (Part 1)	13-14		Andy Lindenman	(913) 317-4372
			11501 Outlook Street,Suite 300 | Overland Park, KS 66211
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue,40th Floor | New York, NY 10016
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Modified Loan Detail	23
		Trustee	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Liquidated Loan Detail	24		Bank, N.A.
Historical Bond / Collateral Loss Reconciliation Detail	25		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Interest Shortfall Detail - Collateral Level	26		9062 Old Annapolis Road, | Columbia, MD 21045
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	36260JAA5	2.667000%	13,478,000.00	7,550,818.24	217,033.74	16,781.69	0.00	0.00	233,815.43	7,333,784.50	30.24%	30.00%
A-2	36260JAB3	3.457000%	122,528,000.00	122,528,000.00	0.00	352,982.75	0.00	0.00	352,982.75	122,528,000.00	30.24%	30.00%
A-3	36260JAC1	3.307000%	175,000,000.00	175,000,000.00	0.00	482,270.83	0.00	0.00	482,270.83	175,000,000.00	30.24%	30.00%
A-4	36260JAD9	3.567000%	209,062,000.00	209,062,000.00	0.00	621,436.79	0.00	0.00	621,436.79	209,062,000.00	30.24%	30.00%
A-AB	36260JAE7	3.448000%	21,171,000.00	21,171,000.00	0.00	60,831.34	0.00	0.00	60,831.34	21,171,000.00	30.24%	30.00%
A-S	36260JAH0	3.819000%	81,185,000.00	81,185,000.00	0.00	258,371.26	0.00	0.00	258,371.26	81,185,000.00	19.66%	19.50%
B	36260JAJ6	3.970000%	35,761,000.00	35,761,000.00	0.00	118,309.31	0.00	0.00	118,309.31	35,761,000.00	14.99%	14.88%
C	36260JAK3	4.005000%	33,827,000.00	33,827,000.00	0.00	112,897.61	0.00	0.00	112,897.61	33,827,000.00	10.58%	10.50%
D	36260JAL1	3.000000%	18,364,000.00	18,364,000.00	0.00	45,910.00	0.00	0.00	45,910.00	18,364,000.00	8.19%	8.13%
E	36260JAQ0	3.000000%	14,497,000.00	14,497,000.00	0.00	36,242.50	0.00	0.00	36,242.50	14,497,000.00	6.30%	6.25%
F	36260JAS6	4.777684%	15,464,000.00	15,464,000.00	0.00	61,568.42	0.00	0.00	61,568.42	15,464,000.00	4.28%	4.25%
G-RR	36260JAV9	4.777684%	7,732,000.00	7,732,000.00	0.00	30,784.21	0.00	0.00	30,784.21	7,732,000.00	3.28%	3.25%
H-RR*	36260JAX5	4.777684%	25,129,711.00	25,129,711.00	0.00	99,762.99	0.00	0.00	99,762.99	25,129,711.00	0.00%	0.00%
RR	36260JBC0	4.777684%	13,095,580.00	12,995,191.99	3,675.88	51,734.22	0.00	0.00	55,410.10	12,991,516.11	0.00%	0.00%
RR	N/A	4.777684%	16,247,420.00	16,122,870.63	4,560.58	64,185.59	0.00	0.00	68,746.17	16,118,310.05	0.00%	0.00%
Interest
S	36260JBA4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36260JAY3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	19.50%
Regular SubTotal			802,541,711.00	796,389,591.86	225,270.20	2,414,069.51	0.00	0.00	2,639,339.71	796,164,321.66

Notional Certificates
X-A	36260JAF4	1.288275%	622,424,000.00	616,496,818.24	0.00	661,847.93	0.00	0.00	661,847.93	616,279,784.50
X-B	36260JAG2	0.790671%	69,588,000.00	69,588,000.00	0.00	45,850.99	0.00	0.00	45,850.99	69,588,000.00
X-D	36260JAN7	1.777684%	32,861,000.00	32,861,000.00	0.00	48,680.40	0.00	0.00	48,680.40	32,861,000.00
Notional SubTotal			724,873,000.00	718,945,818.24	0.00	756,379.32	0.00	0.00	756,379.32	718,728,784.50

Deal Distribution Total					225,270.20	3,170,448.83	0.00	0.00	3,395,719.03

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing
	the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the
	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36260JAA5	560.23284167	16.10281496	1.24511723	0.00000000	0.00000000	0.00000000	0.00000000	17.34793219	544.13002671
A-2	36260JAB3	1,000.00000000	0.00000000	2.88083336	0.00000000	0.00000000	0.00000000	0.00000000	2.88083336	1,000.00000000
A-3	36260JAC1	1,000.00000000	0.00000000	2.75583331	0.00000000	0.00000000	0.00000000	0.00000000	2.75583331	1,000.00000000
A-4	36260JAD9	1,000.00000000	0.00000000	2.97249998	0.00000000	0.00000000	0.00000000	0.00000000	2.97249998	1,000.00000000
A-AB	36260JAE7	1,000.00000000	0.00000000	2.87333333	0.00000000	0.00000000	0.00000000	0.00000000	2.87333333	1,000.00000000
A-S	36260JAH0	1,000.00000000	0.00000000	3.18249997	0.00000000	0.00000000	0.00000000	0.00000000	3.18249997	1,000.00000000
B	36260JAJ6	1,000.00000000	0.00000000	3.30833338	0.00000000	0.00000000	0.00000000	0.00000000	3.30833338	1,000.00000000
C	36260JAK3	1,000.00000000	0.00000000	3.33749993	0.00000000	0.00000000	0.00000000	0.00000000	3.33749993	1,000.00000000
D	36260JAL1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	36260JAQ0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	36260JAS6	1,000.00000000	0.00000000	3.98140326	0.00000000	0.00000000	0.00000000	0.00000000	3.98140326	1,000.00000000
G-RR	36260JAV9	1,000.00000000	0.00000000	3.98140326	0.00000000	0.00000000	0.00000000	0.00000000	3.98140326	1,000.00000000
H-RR	36260JAX5	1,000.00000000	0.00000000	3.96992190	0.01148163	0.41583725	0.00000000	0.00000000	3.96992190	1,000.00000000
RR	36260JBC0	992.33420666	0.28069623	3.95051002	0.00037341	0.01351448	0.00000000	0.00000000	4.23120625	992.05351042
RR Interest	N/A	992.33420629	0.28069564	3.95050968	0.00037298	0.01351476	0.00000000	0.00000000	4.23120532	992.05351065
S	36260JBA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36260JAY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36260JAF4	990.47726026	0.00000000	1.06333935	0.00000000	0.00000000	0.00000000	0.00000000	1.06333935	990.12856911
X-B	36260JAG2	1,000.00000000	0.00000000	0.65889219	0.00000000	0.00000000	0.00000000	0.00000000	0.65889219	1,000.00000000
X-D	36260JAN7	1,000.00000000	0.00000000	1.48140349	0.00000000	0.00000000	0.00000000	0.00000000	1.48140349	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	10/01/21 - 10/30/21	30	0.00	16,781.69	0.00	16,781.69	0.00	0.00	0.00	16,781.69	0.00
A-2	10/01/21 - 10/30/21	30	0.00	352,982.75	0.00	352,982.75	0.00	0.00	0.00	352,982.75	0.00
A-3	10/01/21 - 10/30/21	30	0.00	482,270.83	0.00	482,270.83	0.00	0.00	0.00	482,270.83	0.00
A-4	10/01/21 - 10/30/21	30	0.00	621,436.79	0.00	621,436.79	0.00	0.00	0.00	621,436.79	0.00
A-AB	10/01/21 - 10/30/21	30	0.00	60,831.34	0.00	60,831.34	0.00	0.00	0.00	60,831.34	0.00
X-A	10/01/21 - 10/30/21	30	0.00	661,847.93	0.00	661,847.93	0.00	0.00	0.00	661,847.93	0.00
X-B	10/01/21 - 10/30/21	30	0.00	45,850.99	0.00	45,850.99	0.00	0.00	0.00	45,850.99	0.00
A-S	10/01/21 - 10/30/21	30	0.00	258,371.26	0.00	258,371.26	0.00	0.00	0.00	258,371.26	0.00
B	10/01/21 - 10/30/21	30	0.00	118,309.31	0.00	118,309.31	0.00	0.00	0.00	118,309.31	0.00
C	10/01/21 - 10/30/21	30	0.00	112,897.61	0.00	112,897.61	0.00	0.00	0.00	112,897.61	0.00
D	10/01/21 - 10/30/21	30	0.00	45,910.00	0.00	45,910.00	0.00	0.00	0.00	45,910.00	0.00
X-D	10/01/21 - 10/30/21	30	0.00	48,680.40	0.00	48,680.40	0.00	0.00	0.00	48,680.40	0.00
E	10/01/21 - 10/30/21	30	0.00	36,242.50	0.00	36,242.50	0.00	0.00	0.00	36,242.50	0.00
F	10/01/21 - 10/30/21	30	0.00	61,568.42	0.00	61,568.42	0.00	0.00	0.00	61,568.42	0.00
G-RR	10/01/21 - 10/30/21	30	0.00	30,784.21	0.00	30,784.21	0.00	0.00	0.00	30,784.21	0.00
H-RR	10/01/21 - 10/30/21	30	10,121.04	100,051.52	0.00	100,051.52	288.53	0.00	0.00	99,762.99	10,449.87
RR	10/01/21 - 10/30/21	30	171.41	51,739.10	0.00	51,739.10	4.89	0.00	0.00	51,734.22	176.98
RR Interest	10/01/21 - 10/30/21	30	212.67	64,191.65	0.00	64,191.65	6.06	0.00	0.00	64,185.59	219.58
Totals			10,505.12	3,170,748.30	0.00	3,170,748.30	299.48	0.00	0.00	3,170,448.83	10,846.43

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Available Funds Summary
Total Available Distribution Amount (1)	3,395,719.03
VRR Available Funds	124,156.27
Non-VRR Available Funds	3,271,562.77
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,185,477.88	Master Servicing Fee	6,856.79
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,986.86
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	342.89
ARD Interest	0.00	Operating Advisor Fee	1,323.56
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	219.45
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,185,477.88	Total Fees	14,729.54

Principal		Expenses/Reimbursements
Scheduled Principal	225,270.20	Reimbursement for Interest on Advances	299.47
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	225,270.20	Total Expenses/Reimbursements	299.47

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,170,448.83
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	225,270.20
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,395,719.03
Total Funds Collected	3,410,748.08	Total Funds Distributed	3,410,748.04

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	796,389,592.42	796,389,592.42	Beginning Certificate Balance	796,389,591.86
(-) Scheduled Principal Collections	225,270.20	225,270.20	(-) Principal Distributions	225,270.20
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	796,164,322.22	796,164,322.22	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	796,389,592.42	796,389,592.42	Ending Certificate Balance	796,164,321.66
Ending Actual Collateral Balance	796,164,322.22	796,164,322.22

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.56)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.56)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.78%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	12	79,220,255.07	9.95%	88	5.1157	1.631697	1.30 or less	5	75,120,142.81	9.44%	89	5.1592	1.096538
10,000,001 to 20,000,000	13	186,815,862.52	23.46%	79	4.8861	1.919844	1.31 to 1.40	5	88,946,914.25	11.17%	88	4.9999	1.359800
20,000,001 to 30,000,000	3	67,937,738.86	8.53%	89	5.0817	1.368125	1.41 to 1.50	1	11,899,422.30	1.49%	89	4.7500	1.480000
30,000,001 to 40,000,000	1	35,000,000.00	4.40%	88	4.9350	1.530000	1.51 to 1.60	3	54,300,000.00	6.82%	89	4.8834	1.542228
40,000,001 to 50,000,000	2	95,000,000.00	11.93%	28	4.5713	1.932319	1.61 to 1.70	2	24,963,149.62	3.14%	88	5.1283	1.616182
50,000,001 to 60,000,000	1	52,957,965.77	6.65%	90	4.8600	1.340000	1.71 to 2.00	10	253,595,734.09	31.85%	77	4.4620	1.876818
60,000,001 to 70,000,000	2	126,732,500.00	15.92%	88	4.5199	2.738333	2.01 to 3.00	9	222,338,959.15	27.93%	68	4.6006	2.301278
70,000,001 or greater	2	152,500,000.00	19.15%	89	3.9189	2.176721	3.01 or greater	1	65,000,000.00	8.16%	89	4.0259	3.620000
Totals	36	796,164,322.22	100.00%	79	4.6449	1.969365	Totals	36	796,164,322.22	100.00%	79	4.6449	1.969365
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Arizona	1	7,741,743.71	0.97%	90	4.7000	1.750000
							Industrial	4	87,782,500.00	11.03%	87	4.9379	1.882788
Arkansas	1	2,340,000.00	0.29%	89	4.7170	1.610000
							Lodging	8	67,538,959.15	8.48%	45	5.0487	2.067239
California	7	202,366,467.33	25.42%	81	4.2025	2.583607
							Mixed Use	4	58,408,959.66	7.34%	74	5.1081	1.553176
Florida	5	94,505,238.73	11.87%	80	4.9540	1.787449
							Multi-Family	2	80,000,000.00	10.05%	53	4.4219	1.665000
Illinois	2	36,889,885.61	4.63%	88	4.9332	1.519754
							Office	28	309,038,036.74	38.82%	89	4.2989	2.334390
Indiana	1	1,772,411.53	0.22%	89	5.3000	1.300000
							Retail	16	181,045,866.67	22.74%	84	4.8951	1.615008
Iowa	1	1,442,891.08	0.18%	89	5.3000	1.300000
							Self Storage	2	12,350,000.00	1.55%	90	4.6000	2.050000
Kentucky	1	17,403,290.60	2.19%	84	5.0550	1.400000
							Totals	64	796,164,322.22	100.00%	79	4.6449	1.969365
Louisiana	1	1,862,307.31	0.23%	89	5.3000	1.300000
Massachusetts	1	7,950,000.00	1.00%	30	5.0650	2.078406
Michigan	2	5,126,799.50	0.64%	89	4.9179	1.503168
Minnesota	3	18,870,000.00	2.37%	42	4.9901	2.091039
New Mexico	1	13,000,000.00	1.63%	90	4.7900	1.950000
New York	10	189,209,422.30	23.77%	74	4.2968	1.944274
North Carolina	1	2,165,550.05	0.27%	89	5.3000	1.300000
Ohio	3	43,953,558.72	5.52%	89	5.3218	1.002348
Oklahoma	9	19,263,149.63	2.42%	88	5.2500	1.618011
Pennsylvania	3	71,907,500.00	9.03%	86	5.0343	1.820406
Tennessee	2	8,608,758.15	1.08%	89	5.0135	1.856598
Texas	7	24,185,347.96	3.04%	76	5.0286	1.597654
Utah	1	11,200,000.00	1.41%	30	5.0650	2.078406
Washington	1	14,400,000.00	1.81%	89	4.8790	1.950000
Totals	64	796,164,322.22	100.00%	79	4.6449	1.969365

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.000% or less	2	152,500,000.00	19.15%	89	3.9189	2.176721	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	110,000,000.00	13.82%	63	4.0246	2.863182	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.750%	10	120,441,166.01	15.13%	82	4.6938	1.984236	25 months to 36 months	36	796,164,322.22	100.00%	79	4.6449	1.969365
	4.751% to 5.000%	9	159,694,341.76	20.06%	89	4.8920	1.603697	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	8	190,738,557.72	23.96%	72	5.1017	1.659761	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	3	48,355,525.31	6.07%	69	5.3273	1.765412	Totals	36	796,164,322.22	100.00%	79	4.6449	1.969365
	5.501% or greater	2	14,434,731.42	1.81%	88	5.5812	1.663002
	Totals	36	796,164,322.22	100.00%	79	4.6449	1.969365
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	4	125,000,000.00	15.70%	28	4.6790	2.150163	Interest Only	19	548,957,500.00	68.95%	75	4.4787	2.182911
61 months to 113 months		32	671,164,322.22	84.30%	89	4.6386	1.935692	299 months or less	1	23,442,738.86	2.94%	89	5.3000	1.300000
	114 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 353 months	16	223,764,083.36	28.11%	89	4.9840	1.515601
	Totals	36	796,164,322.22	100.00%	79	4.6449	1.969365	354 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	36	796,164,322.22	100.00%	79	4.6449	1.969365
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		3	74,963,149.62	9.42%	49	5.0861	1.924483				None
	12 months or less	32	668,243,206.83	83.93%	82	4.5784	2.024276
	13 months to 24 months	1	52,957,965.77	6.65%	90	4.8600	1.340000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	796,164,322.22	100.00%	79	4.6449	1.969365
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30502468	OF	San Francisco	CA	Actual/360	3.850%	256,934.03	0.00	0.00	N/A	03/06/29	--	77,500,000.00	77,500,000.00	11/06/21
2	30315982	OF	New York	NY	Actual/360	3.990%	257,687.50	0.00	0.00	N/A	05/06/29	--	75,000,000.00	75,000,000.00	11/08/21
3	30315986	OF	Sunnyvale	CA	Actual/360	4.026%	225,337.58	0.00	0.00	04/06/29	06/06/34	--	65,000,000.00	65,000,000.00	11/06/21
4	30315993	IN	Denver	PA	Actual/360	5.040%	267,919.05	0.00	0.00	N/A	01/05/29	--	61,732,500.00	61,732,500.00	11/05/21
5	30315995	RT	Orlando	FL	Actual/360	4.860%	221,916.38	68,647.59	0.00	N/A	05/06/29	--	53,026,613.36	52,957,965.77	11/06/21
6	30315999	LO	Various	Various	Actual/360	5.065%	218,076.39	0.00	0.00	N/A	05/06/24	--	50,000,000.00	50,000,000.00	11/05/21
7	30316000	MF	Brooklyn	NY	Actual/360	4.023%	155,882.41	0.00	0.00	N/A	12/06/23	--	45,000,000.00	45,000,000.00	11/08/21
8	30316001	MF	Lisle	IL	Actual/360	4.935%	148,735.42	0.00	0.00	N/A	03/06/29	--	35,000,000.00	35,000,000.00	11/05/21
9	30316002	OF	Various	Various	Actual/360	5.300%	107,179.75	41,563.95	0.00	N/A	04/06/29	--	23,484,302.81	23,442,738.86	11/06/21
10	30316003	MU	Cleveland	OH	Actual/360	5.200%	108,115.94	0.00	0.00	N/A	05/06/29	--	24,145,000.00	24,145,000.00	11/06/21
11	30316004	IN	Livermore	CA	Actual/360	4.690%	82,185.74	0.00	0.00	N/A	03/06/29	--	20,350,000.00	20,350,000.00	11/05/21
12	30502939	OF	Boca Raton	FL	Actual/360	4.730%	81,461.11	0.00	0.00	N/A	05/06/29	--	20,000,000.00	20,000,000.00	11/06/21
13	30316005	OF	Tulsa	OK	Actual/360	5.250%	87,190.60	23,250.14	0.00	N/A	03/06/29	--	19,286,399.76	19,263,149.62	11/06/21
14	30316006	RT	Hopkinsville	KY	Actual/360	5.055%	75,852.85	22,461.37	0.00	N/A	11/06/28	--	17,425,751.97	17,403,290.60	11/05/21
15	30316007	MU	Miami Beach	FL	Actual/360	5.340%	68,975.00	0.00	0.00	N/A	02/06/24	--	15,000,000.00	15,000,000.00	11/05/21
16	30502796	MU	New York	NY	Actual/360	4.830%	62,387.50	0.00	0.00	N/A	05/06/29	--	15,000,000.00	15,000,000.00	10/06/21
17	30316010	RT	San Mateo	CA	Actual/360	4.700%	60,708.33	0.00	0.00	N/A	05/06/24	--	15,000,000.00	15,000,000.00	11/05/21
18	30316011	RT	Bellingham	WA	Actual/360	4.879%	60,499.60	0.00	0.00	N/A	04/06/29	--	14,400,000.00	14,400,000.00	11/05/21
19	30316012	LO	Santa Fe	NM	Actual/360	4.790%	53,621.39	0.00	0.00	N/A	05/06/29	--	13,000,000.00	13,000,000.00	11/06/21
20	30316013	RT	New York	NY	Actual/360	4.670%	52,278.06	0.00	0.00	N/A	04/06/29	--	13,000,000.00	13,000,000.00	10/06/21
21	30316014	SS	Various	Various	Actual/360	4.600%	48,919.72	0.00	0.00	N/A	05/06/29	--	12,350,000.00	12,350,000.00	11/05/21
22	30316015	Various Various		NY	Actual/360	4.750%	48,728.67	13,869.01	0.00	N/A	04/06/29	--	11,913,291.31	11,899,422.30	11/05/21
23	30316016	RT	Hudson	NY	Actual/360	5.000%	44,777.78	0.00	0.00	N/A	04/06/29	--	10,400,000.00	10,400,000.00	11/06/21
24	30316017	RT	Fairview Park	OH	Actual/360	5.372%	45,914.06	11,746.93	0.00	N/A	02/06/29	--	9,924,533.38	9,912,786.45	11/06/21
25	30316018	OF	Akron	OH	Actual/360	5.568%	47,500.32	11,136.11	0.00	N/A	03/06/29	--	9,906,908.38	9,895,772.27	11/06/21
26	30316019	RT	Various	Various	Actual/360	4.700%	40,876.94	0.00	0.00	N/A	04/06/29	--	10,100,000.00	10,100,000.00	11/06/21
27	30316020	OF	Torrance	CA	Actual/360	5.000%	43,055.56	0.00	0.00	N/A	03/06/29	--	10,000,000.00	10,000,000.00	11/05/21
28	30316021	RT	Gilbert	AZ	Actual/360	4.700%	31,374.55	10,375.79	0.00	N/A	05/04/29	--	7,752,119.50	7,741,743.71	11/05/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	30316022	OF	Nashville	TN	Actual/360	4.950%	30,074.10	9,017.88	0.00	N/A	04/06/29	--	7,055,508.26	7,046,490.38	11/06/21
30	30316023	RT	Brooklyn	NY	Actual/360	5.150%	30,156.11	0.00	0.00	N/A	04/06/29	--	6,800,000.00	6,800,000.00	11/06/21
31	30316024	RT	Kutztown	PA	Actual/360	5.200%	30,336.94	0.00	0.00	N/A	03/06/29	--	6,775,000.00	6,775,000.00	11/05/21
32	30316025	IN	Various	Various	Actual/360	4.717%	23,152.61	0.00	0.00	N/A	04/06/29	--	5,700,000.00	5,700,000.00	11/05/21
33	30316026	RT	Baytown	TX	Actual/360	5.150%	20,511.99	5,697.27	0.00	N/A	03/06/29	--	4,625,314.77	4,619,617.50	11/05/21
34	30316027	LO	Jacksonville	FL	Actual/360	5.610%	21,951.40	5,059.96	0.00	N/A	03/06/29	--	4,544,019.11	4,538,959.15	11/05/21
35	30316028	RT	Bee Cave	TX	Actual/360	4.650%	17,217.92	0.00	0.00	N/A	03/06/29	--	4,300,000.00	4,300,000.00	11/05/21
36	30316029	OF	East Peoria	IL	Actual/360	4.900%	7,984.58	2,444.20	0.00	N/A	03/30/29	--	1,892,329.81	1,889,885.61	11/01/21
Totals							3,185,477.88	225,270.20	0.00				796,389,592.42	796,164,322.22
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	63,488,376.03	64,741,443.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	23,928,327.96	21,269,116.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	17,501,240.40	25,166,195.42	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,382,592.00	7,464,918.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	15,624,386.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	(128,462.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	11,281,918.18	8,005,397.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,054,740.99	5,475,942.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,395,047.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	896,843.65	1,020,167.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,150,697.00	2,214,727.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,992,547.18	2,197,443.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,718,023.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,722,565.65	1,766,508.27	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	9,728,511.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	4,517,202.96	4,443,609.24	01/01/21	06/30/21	--	0.00	0.00	62,322.92	62,322.92	0.00	0.00
17	1,123,670.15	2,097,231.40	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,480,729.38	1,487,262.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	(991,819.12)	1,536,311.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	845,740.94	783,189.06	01/01/21	09/30/21	--	0.00	0.00	52,222.09	52,222.09	0.00	0.00
21	1,087,145.40	1,194,294.10	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	925,380.93	970,686.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	965,167.60	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	920,131.17	953,105.99	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,411,859.97	1,180,451.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,036,552.64	1,043,052.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,010,136.07	1,058,679.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	744,635.00	960,824.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1,031,501.00	990,426.07	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	510,546.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	713,177.19	669,631.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	787,276.71	796,441.74	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	348,173.38	405,105.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	711,364.63	805,296.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	395,890.09	326,903.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	155,025.89	170,132.44	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	183,501,675.91	162,159,662.93				0.00	0.00	114,545.01	114,545.01	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments				Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff		Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount		Coupon	Remit	WAM¹
Date
11/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.644922%	4.622852%	79
10/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	13,000,000.00	0	0.00	0		0.00	4.645044%	4.622973%	80
09/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.645179%	4.623106%	81
08/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	15,000,000.00	0	0.00	0		0.00	4.645299%	4.623225%	82
07/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	53,237,923.88	0	0.00	0		0.00	4.645420%	4.623344%	83
06/11/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.645553%	4.623475%	84
05/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.645672%	4.623592%	85
04/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.645803%	4.623722%	86
03/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.645919%	4.623836%	87
02/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.646074%	4.620231%	88
01/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.646189%	4.624102%	89
12/11/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.646303%	4.624214%	90
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
16	30502796	10/06/21	0	B	62,322.92	62,322.92		0.00	15,000,000.00
20	30316013	10/06/21	0	B	52,222.09	52,222.09		0.00	13,000,000.00
Totals					114,545.01	114,545.01		0.00	28,000,000.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0		0
0 - 6 Months		0	0		0		0
7 - 12 Months		0	0		0		0
13 - 24 Months		0	0		0		0
25 - 36 Months		125,000,000	125,000,000		0		0
37 - 48 Months		0	0		0		0
49 - 60 Months		0	0		0		0
> 60 Months		671,164,322	671,164,322		0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Nov-21	796,164,322	796,164,322	0		0	0	0
Oct-21	796,389,592	796,389,592	0		0	0	0
Sep-21	796,637,882	796,637,882	0		0	0	0
Aug-21	796,861,091	796,861,091	0		0	0	0
Jul-21	797,083,329	797,083,329	0		0	0	0
Jun-21	797,328,696	797,328,696	0		0	0	0
May-21	797,548,898	797,548,898	0		0	0	0
Apr-21	797,792,304	797,792,304	0		0	0	0
Mar-21	797,997,029	797,997,029	0		0	0	0
Feb-21	798,268,817	798,268,817	0		0	0	0
Jan-21	798,471,458	798,471,458	0		0	0	0
Dec-20	798,673,214	798,673,214	0		0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	30315995	52,957,965.77	52,957,965.77	268,600,000.00	03/01/19	15,261,866.52	1.34000	09/30/20	05/06/29	329
Totals		52,957,965.77	52,957,965.77	268,600,000.00		15,261,866.52

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	30315995	RT	FL	03/31/21	9
11/8/2021 - The loan transferred to Special Servicing on 4/2/21 for an imminent non-monetary default. On 6/13/21 the guarantor filed for Chapter 11 Bankruptcy. In May 2021 the Borrower and Lender entered into a Forbearance Agreement allowing additional ti me to cure the bankruptcy default. The loan is secured by a 691,265 sf retail center located in Orlando, FL. The property is approximately 96% occupied and the loan is current.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	30315995	0.00	4.86000%	53,379,741.68	4.86000%	8	06/22/21	05/19/21	06/22/21
5	30315995	0.00	4.86000%	0.00	4.86000%	8	05/19/21	05/19/21	06/22/21
16	30502796	0.00	4.83000%	0.00	4.83000%	8	06/30/21	06/30/21	07/12/21
19	30316012	0.00	4.79000%	0.00	4.79000%	10	09/08/21	03/23/21	09/08/21
28	30316021	7,941,753.17	4.70000%	7,941,753.17	4.70000%	10	05/05/20	05/06/20	07/06/20
Totals		7,941,753.17		61,321,494.85
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	299.47	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	299.47	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			299.47

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Supplemental Notes
Risk Retention
Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com, specifically under the "U.S. Risk Retention Special Notices" tab for the GS Mortgage Securities Trust 2019-GC39 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.
Novemeber 2021 Reporting and Payment Revision
The Master Servicer revised the collateral. $36,525 was remitted from trust funds when it shouldn’t have since it was borrower paid.

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